Loans and Debentures	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about borrowings [abstract]
Loans and Debentures
Note 16 – Loans and Debentures

Following are the contractual conditions of the Group’s interest-bearing loans and credit, which are measured based on amortized cost. Additional information regarding the Group’s exposure to interest risks, foreign currency and liquidity risk is provided in Note 32, in connection with financial instruments.

	As at December 31
	2019	2018
	$ Thousands
Current liabilities
Current maturities of long-term liabilities:
Loans from banks and others	36,630	20,302
Non-convertible debentures	8,841	2,933
Others	134	-
	45,605	23,235

Non-current liabilities
Loans from banks and others	503,647	487,759
Non-convertible debentures	73,006	75,476
	576,653	563,235

Total	622,258	586,470

A.	Classification based on currencies and interest rates

	Weighted-average interest rate December 31	As at December 31,
	2019	2019	2018
	%	$ Thousands

Debentures
In shekels	4.45%	81,847	78,409

Loans from banks and others
In shekels	4.70%	540,411	508,061

		622,258	586,470

As at December 31, 2019 and December 31, 2018, all loans and debentures relate to liabilities incurred by OPC and its subsidiaries.

Long term loans from banks and others

B.	OPC Rotem

OPC Rotem’s financing agreement

The power plant project of OPC Rotem was financed by the project financing method (hereinafter – “Rotem’s Financing Agreement”). Rotem’s Financing Agreement was signed with a consortium of lenders led by Bank Leumi Le-Israel Ltd. (hereinafter respectively – “Rotem’s Lenders” and “Bank Leumi”). Pursuant to Rotem’s Financing Agreement, liens were placed on OPC Rotem’s existing and future assets and rights in favor of Harmetik Trust Services (1939) Ltd., (hereinafter – “Harmetik”) formerly, The Trust Company of Bank Leumi Ltd., as well as on most of OPC Rotem’s bank accounts and on OPC’s holdings in OPC Rotem.

The loans (which are linked to the CPI) are being repaid on a quarterly basis up to 2031, commencing from the fourth quarter of 2013. Rotem’s Financing Agreement also provides certain restrictions with respect to distribution of a dividend.

Pursuant to Rotem’s Financing Agreement, OPC Rotem is required to keep a Debt Service Reserve during the two-year period following completion of the power plant. The amount of Debt Service Reserve will be equivalent to the following two quarterly debt payments. As at December 31, 2019 and 2018, the amount of the Debt Service Reserve is approximately NIS 76 million (approximately $22 million) and approximately NIS51 million (approximately $14 million) respectively.

OPC Rotem has credit facilities from Bank Leumi of amount NIS 21 million (approximately $6 million), which were provided for OPC Rotem’s working capital needs and for provision of bank guarantees. As at December 31, 2019, OPC Rotem had utilized NIS 7 million (approximately $2 million) of said facilities for purposes of bank guarantees and collaterals for forward contracts.

Under Rotem’s Financing Agreement, OPC together with IC Power Asia Development Ltd. (“ICPAD”), and the holders of the non‑controlling interests in Rotem (hereinafter – “Veridis”), issued corporate guarantees in the amounts of NIS 80 million (approximately $23 million) and NIS 20 million (approximately $6 million), respectively, in order to secure OPC Rotem’s liabilities under Rotem’s Financing Agreement. In December 2017, an amended credit facility agreement was signed, according to which ICPAD was released from the corporate guarantee, in return for the accumulation of an additional fund in OPC Rotem in the amount of NIS 57.5 million (approximately $15.3 million) (the “Owners' Guarantee Fund"), regarding which in order to ensure its accumulation, OPC and Veridis issued corporate guarantees in favor of Rotem’s lenders. The Owners' Guarantee Fund is subjected to an adjustment formula whereby under certain coverage ratios, it can reach a maximum amount of NIS115 million (approximately $33 million). The Owners’ Guarantee Fund accumulates in the following manner – NIS20 million (approximately $5 million) upon signing the amended credit agreement and the balance will accumulate over 24 months in semi-annual deposits.

As at December 31, 2019, OPC Rotem had completed accruing the Owner’s Guarantee Fund, and subsequent to year end, in February 2020, the corporate guarantees provided by OPC and Veridis of approximately NIS 46 million (approximately $13 million) and NIS 12 million (approximately $3 million) respectively were cancelled.

As at December 31, 2019, OPC Rotem and OPC were in compliance with all the covenants in accordance with Rotem’s Financing Agreement.

C.	OPC Hadera

Hadera’s financing agreement

In July 2016, Hadera entered into a financing agreement for the senior debt (hereinafter – “the Hadera Financing Agreement”) with a consortium of lenders (hereinafter – “Hadera’s Lenders”), headed by Israel Discount Bank Ltd. (hereinafter – “Bank Discount”) and Harel Insurance Company Ltd. (hereinafter – “Harel”) to finance the construction of the Hadera Power Plant, whereby the lenders undertook to provide Hadera credit frameworks, mostly linked to the CPI, in the amount of NIS 1,006 million (approximately $290 million) in several facilities (some of which are alternates): (1) a long‑term credit facility (including a framework for changes in construction and related costs); (2) a working capital facility; (3) a debt service reserves account and a VAT facility; (4) a guarantees facility; and (5) a hedge facility.

Some of the loans in the Hadera Financing Agreement are linked to the CPI and some are unlinked. The loans accrue interest at the rates specified in the agreement and are to be repaid in quarterly installments according to the repayment schedules specified in the Hadera Financing Agreement over a period of 18 years from the commencement date of the repayments in accordance with the provisions of the agreement.

In connection with the Hadera Financing Agreement, liens were placed in favor of Bank Discount, as a trustee for the collaterals on behalf of Hadera’s Lenders, on some of OPC Hadera’s existing and future assets, on the rights of OPC Hadera and on the holdings of OPC in OPC Hadera. Hadera’s Financing Agreement includes certain restrictions in respect of distributions and repayment of shareholders’ loans, which provide that, among other things, distributions and repayments as stated may be made at the earliest after 12 months from the commercial operation date of the Hadera Power Plant and after at least 3 debt repayments. In addition, OPC Hadera undertook, commencing from the commercial operation date, to provide a debt service reserve in an amount equal to the amount of the debt payments for two successive quarters.

In June 2019, it was agreed with Hadera’s Lenders to extend the final date for commercial operation provided in Hadera’s Financing Agreement, up to the date of commercial operation as provided in the conditional license or the end of March 2020 – whichever occurs first. In March 2020, the final date for commercial operation provided in Hadera’s Financing Agreement was further extended to June 2020. It is noted that a delay in the commercial operation after the said date constitutes grounds for calling from immediate repayment under Hadera’s Financing Agreement.

As at December 31, 2019, the validity of Hadera’s conditional license is up to March 19, 2020. For information on the extension of the conditional license, refer to Note 33.3.B.

As at the December 31, 2019, Hadera withdrew a total of NIS 616 million (approximately $178 million) out of the Hadera Financing Agreement. The interest rate on the withdrawn amounts up to the date of the report ranges between about 3.1% and about 3.9% on the CPI-linked loans and between about 4.7% and about 5.4% on the loans not linked to the CPI.

As at December 31, 2019, OPC Hadera and OPC were in compliance with all of the covenants pursuant to Hadera’s Financing Agreement.

D.	OPC Tzomet

Tzomet’s financing agreement

In December 2019, a financing agreement for the senior debt (project financing) was signed between OPC Tzomet and a syndicate of financing entities led by Bank Hapoalim Ltd. (hereinafter – “Bank Hapoalim”, and together with the other financing entities hereinafter – “Tzomet’s Lenders”), for financing construction of the Tzomet power plant (hereinafter – “Tzomet’s Financing Agreement”).

As part of Tzomet’s Financing Agreement, Tzomet’s Lenders undertook to provide OPC Tzomet a long‑term loan framework, a standby framework, a working capital framework, a debt service reserve framework, a VAT framework, a third‑party guarantees framework and a hedging framework, in the aggregate amount of NIS 1.372 billion (approximately $397 million). Part of the amounts under these frameworks will be linked to the CPI and part of the amounts will be linked to the dollar. The loans accrue interest at the rates provided in Tzomet’s Financing Agreement.

The principal and interest of the loans from the long‑term framework and the standby framework are to be repaid in quarterly payments, which will fall shortly before the end of the first or second quarter after the commencement date of the commercial operation up to the date of the final payment, which will take place on the earlier of the end of 19 years from the commencement date of the commercial operation or 23 years from the signing date of Tzomet’s Financing Agreement (however not later than December 31, 2042). The loans granted out of the VAT framework are to be repaid in a single payment on the final repayment date, but not later than the end of one year from commencement of the commercial operation. Loans granted out of the working capital framework are to be repaid in a single payment on the final repayment date provided in Tzomet’s Financing Agreement, but not later than the end of 19 years from the commencement date of the commercial operation. Loans granted out of the debt service credit framework are to be repaid on a “cash sweep” basis, within one year from the withdrawal date of each loan, but in any event no later than the final repayment date of the long‑term loans framework. Every loan granted out of the third‑party guarantees framework or out of the hedging framework, are to be repaid as detailed below: (a) during the construction period – on the grant date of a loan out of the long‑term loans framework, the first one that will fall after granting of the loan being repaid as stated, or on an earlier date out of the balances in OPC Tzomet’s accounts; and (b) during the operation period  – on a “cash sweep” basis, within six months from the withdrawal date the loan, but in any event no later than up to the final repayment date provided in Tzomet’s Financing Agreement with respect to loans out of the long‑term loans framework.

As part of Tzomet’s Financing Agreement, terms were provided with reference to conversion of interest on the long‑term loans from variable interest to CPI‑linked interest. Such a conversion will take place in three cases: (a) automatically at the end of 6 years after the signing date of Tzomet’s Financing Agreement; (b) at OPC Tzomet’s request during the first 6 years commencing from the signing date of Tzomet’s Financing Agreement; (c) at Bank Hapoalim’s request, in certain cases, during the first 6 years commencing from the signing date of Tzomet’s Financing Agreement. In addition, OPC Tzomet has the right to make early repayment of the loans within 6 years after the signing date of Tzomet’s Financing Agreement, subject to a one‑time reduced payment (and without payment of an early repayment penalty), and provided that up to the time of the early repayment, the loans were not converted into loans bearing fixed interest linked to the CPI. Tzomet’s Financing Agreement also includes certain restrictions with respect to distributions and repayment of shareholders’ loans.

As at December 31, 2019, OPC Tzomet and OPC were in compliance with all the covenants in accordance with Tzomet’s Financing Agreement.

OPC Tzomet’s equity subscription agreement

In December 2019, an equity subscription agreement (hereinafter – “Tzomet’s Equity Subscription Agreement”) was signed. As part of the said agreement, the Company undertook certain commitments to the Lenders in connection with OPC Tzomet and its activities, including investment of shareholders’ equity in OPC Tzomet of about NIS 293 million (approximately $85 million). As at December 31, 2019, OPC had invested in OPC Tzomet about NIS 88 million (approximately $25 million) out of the total shareholders' equity (as defined in Zomet’s Equity Subscription Agreement). The balance of the shareholders’ equity is to be provided in increments, and OPC provided on the signing date of the agreement a bank guarantee in the amount of NIS 230 million (approximately $67 million) (linked to the CPI). Subsequent to year end, in January 2020, in light of additional equity invested by OPC in OPC Tzomet pursuant to Tzomet’s Equity Subscription Agreement, the guarantees were reduced to approximately NIS 157 million (approximately $44 million) (linked to the CPI).

E.	OPC

Credit framework agreement

In December 2019, the Company signed a framework agreement for taking out short‑term credit with a bank, for purposes of payment of the Initial Assessment of OPC Tzomet (as stated in Note 10.A.1.c), up to the end of March 2020 (hereinafter – “the Credit Framework Agreement”). The framework under the Credit Framework Agreement is in an amount of up to NIS 230 million (approximately $66 million), where amounts withdrawn by OPC will bear annual interest at the rate of prime + 0.6%. Subsequent to year end, in January 2020, OPC withdrew the amount of NIS 230 million (approximately $66 million) from the said framework, where the amount of NIS 169 million (approximately $49 million) was used by OPC for purposes of payment of the Initial Assessment (hereinafter – “the Loan”), and the balance was used by OPC in order to provide a bank guarantee to Israel Lands Authority to secure the balance of the payment (hereinafter – “the Guarantee”). The Loan is scheduled for repayment in April 2020, and the Guarantee is valid for a period of one year from the date of its grant. As part of the Credit Framework Agreement, OPC undertook that so long as short‑term credit has not been fully repaid, it will comply with the financial covenants as provided in the Credit Framework Agreement. The Company undertook not to create liens, in accordance with the covenant provided in the Credit Framework Agreement.

As at December 31, 2019, OPC was in compliance with the covenants in accordance with the Credit Framework Agreement.

Hedge agreement

In June 2019, OPC entered into a hedge agreement with Bank Hapoalim Ltd. for hedge of 80% of the exposure to the CPI with respect to the principal of loans from financial institutions, in exchange for payment of additional interest at the annual rate of between 1.7% and 1.76% (hereinafter – “the CPI Transactions”). OPC chose to designate the CPI Transactions as an “accounting hedge”.

Debentures

F.
In May 2017, OPC issued debentures (Series A) to classified investors under a private placement, which were listed for trade on the Institutional Continuous Trading Platform. The debentures, with a par value of NIS 320 million (approximately $85 million), bear annual interest at the rate of 4.95% and are repayable, principal and interest, every six months, commencing on June 30, 2018 (on June 30 and December 30 of every calendar year) through December 30, 2030. Under the terms, the interest on the debentures will be reduced by 0.5% in the event of their listing for trade on the main list of the TASE. The debentures have received a rating of A3 from Midroog and A- from S&P Global Ratings Maalot Ltd. (hereinafter -– “Maalot”).

On August 20, 2017, OPC listed the debentures for trade in the stock exchange under an issuance and the listing of its shares for trade and accordingly, from that date, interest on the debentures (Series A) was reduced by 0.5%, to 4.45% per year.

According to the trust certificate, OPC recorded, a first priority, floating lien, unlimited in amount, on all of its assets, in favor of the trustee on behalf of the holders of the debentures. The floating lien will not preclude OPC from pledging specific assets and disposal of other assets by OPC.

The trust certificate contains customary causes for calling the debentures for immediate repayment, including in the case of breach, insolvency, liquidation proceedings, receivership, stay of proceedings and creditors’ arrangements, certain types of restructuring, material downturn in the condition of OPC, etc. In addition, the right to call for immediate repayment arises upon: (1) occurrence of certain events of loss of control by Kenon.; (2) a call for immediate repayment of other debts (or guarantees) of OPC or of OPC Hadera or OPC Rotem in certain predefined minimum amounts; (3) a change in the area of OPC’s activities such that its main area of activity is not in the energy sector in Israel, including the area of generating electricity in power plants and from renewable energy sources; (4) discontinuation of the rating over a certain period of time and if the rating of the debentures falls below the level of Baa3 (or BBB–);  and (5) suspension of trading for a certain period of time to the extent the debentures are listed for trading on the TASE’s main trading list. All of that stated above is in accordance with the conditions specified in the trust certificate.

Furthermore, the trust certificate (as amended in June 2018) includes an undertaking by OPC to provide a debt service reserve in the amount of 18 months’ payments of principal and interest and to comply with financial covenants and limitations on distributions such that the historical debt coverage ratio will not be less than 1.2, and for purposes of a distribution as defined in the trust certificate the “historical debt coverage ratio” may not be less than 1.4, there must be minimum shareholders’ equity of NIS 80 million (approximately $23 million) and an “equity to total assets” ratio of at least 12.5% (and for purposes of distribution, the minimum shareholders’ equity may not be less than NIS 120 million (approximately $35 million), and the ratio of the shareholders’ equity to the total assets may not be less than 25%).

As at December 31, 2019, OPC was in compliance with all the covenants in accordance with the trust certificate.

The terms of the debentures also provide for the possible raising of the interest rate in certain cases of a decline in the rating, in certain cases of breach of financial covenants, and in certain cases of use of the debt servicing reserve where the reserve is not sufficiently re‑funded within the time frame set forth in the trust certificate. OPC’s ability to expand the debenture series was restricted under certain circumstances, including maintaining the rating of the debentures at it was shortly prior to the expansion of the series and there being no breach.